Leasehold Improvements and Equipment	12 Months Ended
Dec. 31, 2023
Leasehold Improvements and Equipment [Abstract]
Leasehold improvements and Equipment

Note 6. Leasehold improvements and Equipment

At December 31, 2023 and 2022, leasehold improvements and equipment consisted of the following:

	As of December 31,
	2023	2022
Motor vehicles	$465,111	$458,318
Office equipment	26,462	10,892
Furniture and fittings	17,826	5,439
Computer	43,949	42,225
Warehouse equipment	111,397	97,314
Machinery equipment	2,699	—
Leasehold improvements	671,539	78,675
	1,338,983	692,863
Accumulated depreciation	(442,444)	(269,230)
Leasehold improvements and equipment, net of accumulated depreciation	$896,539	$423,633

Depreciation expense of leasehold improvements and equipment for the years ended December 31, 2023, 2022 and 2021 was $742,030, $123,289 and $90,345, respectively, which were recognized under General administrative expenses.

During the years ended December 31, 2023, 2022 and 2021, the Company purchased assets of $698,282, $286,009 and $156,570 respectively.

The motor vehicles with a net carrying amount of $281,875, $325,331 and $65,683 are held under finance lease arrangements for the years ended December 31, 2023, 2022 and 2021, respectively.